Consolidated Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
March 31, 2026
USE-NPRT3-0526
1.9900196.105
Common Stocks - 98.2%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	167,000	50,316,556
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	44,900	5,882,349
CANADA - 1.0%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	244,800	18,114,954
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	295,500	16,749,461
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Athabasca Oil Corp (b)	5,143,500	41,596,129
Imperial Oil Ltd (c)	657,100	86,068,717
Strathcona Resources Ltd	197,900	5,994,900
TOTAL ENERGY		133,659,746
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	400,000	23,260,000
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	235,300	8,276,348
TOTAL CANADA		200,060,509
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(f)	1,008,062	10
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	175,000	40,027,750
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	123,900	4,078,788
FRANCE - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (g)(h)	154,100	13,243,016
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	192,700	6,904,441
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	80,000	7,110,400
TOTAL GERMANY		14,014,841
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (b)(f)	132,730	256,169
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	31,300	12,757,358
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	189,850	109,666,813
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	140,440	16,723,814
TOTAL KOREA (SOUTH)		126,390,627
NETHERLANDS - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	52,000	37,973,000
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	17,200	13,036,788
NXP Semiconductors NV	198,263	39,030,054
TOTAL INFORMATION TECHNOLOGY		52,066,842
TOTAL NETHERLANDS		90,039,842
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	255,300	6,121,481
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	108,000	14,490,360
TAIWAN - 2.4%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(f)	1,008,062	0
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	1,653,000	79,432,573
Delta Electronics Inc	2,424,000	109,456,551
Elite Material Co Ltd	41,000	3,504,247
		192,393,371
Semiconductors & Semiconductor Equipment - 1.5%
Jentech Precision Industrial Co Ltd	278,000	35,005,727
Taiwan Semiconductor Manufacturing Co Ltd	438,000	25,368,023
Taiwan Semiconductor Manufacturing Co Ltd ADR	691,293	233,622,469
		293,996,219
TOTAL INFORMATION TECHNOLOGY		486,389,590
TOTAL TAIWAN		486,389,590
UNITED KINGDOM - 0.5%
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo PLC	1,007,227	18,731,616
Food Products - 0.0%
Nomad Foods Ltd (c)	927,307	8,911,420
Tobacco - 0.2%
British American Tobacco PLC ADR	483,700	28,281,940
TOTAL CONSUMER STAPLES		55,924,976
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(f)	4,618,325	12,470,142
Insurance - 0.2%
Hiscox Ltd	2,103,400	42,457,277
TOTAL FINANCIALS		54,927,419
TOTAL UNITED KINGDOM		110,852,395
UNITED STATES - 92.5%
Communication Services - 10.3%
Diversified Telecommunication Services - 0.6%
AST SpaceMobile Inc Class A (b)(c)	161,700	13,400,079
AT&T Inc	2,861,800	82,963,582
Verizon Communications Inc	418,300	20,998,660
		117,362,321
Entertainment - 0.2%
Live Nation Entertainment Inc (b)	70,300	10,721,453
ROBLOX Corp Class A (b)	214,803	12,149,258
Take-Two Interactive Software Inc (b)	129,300	25,536,750
		48,407,461
Interactive Media & Services - 9.1%
Alphabet Inc Class A	4,727,279	1,359,376,349
Meta Platforms Inc Class A	852,725	487,869,554
		1,847,245,903
Media - 0.4%
EchoStar Corp Class A (b)(c)	491,500	57,539,905
Fox Corp Class B	256,000	13,593,600
Magnite Inc (b)	737,153	8,757,378
Paramount Skydance Corp Class B (c)	158,800	1,432,376
Trade Desk Inc (The) Class A (b)	179,700	4,077,393
		85,400,652
TOTAL COMMUNICATION SERVICES		2,098,416,337
Consumer Discretionary - 9.5%
Automobiles - 1.7%
General Motors Co	88,900	6,623,050
Tesla Inc (b)	911,510	338,853,843
		345,476,893
Broadline Retail - 4.1%
Amazon.com Inc (b)	3,922,468	816,932,410
Etsy Inc (b)	146,400	7,317,072
		824,249,482
Distributors - 0.1%
LKQ Corp	406,500	11,938,905
Diversified Consumer Services - 0.1%
Service Corp International/US	347,100	28,639,221
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	266,200	33,615,736
Booking Holdings Inc	6,910	29,093,311
Chipotle Mexican Grill Inc (b)	689,700	22,077,297
Churchill Downs Inc	188,764	16,956,670
Domino's Pizza Inc	65,119	23,364,046
DoorDash Inc Class A (b)	53,000	7,957,950
DraftKings Inc Class A (b)	615,800	13,313,596
Dutch Bros Inc Class A (b)	151,800	7,690,188
Expedia Group Inc Class A	39,700	9,166,333
Marriott International Inc/MD Class A1	164,376	53,762,459
Starbucks Corp	306,400	27,450,376
Wingstop Inc	30,600	4,742,082
Wyndham Hotels & Resorts Inc	200,500	16,286,615
Wynn Resorts Ltd	29,700	3,016,035
Yum! Brands Inc	229,100	35,620,468
		304,113,162
Household Durables - 0.2%
PulteGroup Inc	236,100	27,767,721
Somnigroup International Inc	172,300	12,736,416
		40,504,137
Specialty Retail - 1.6%
Bath & Body Works Inc	161,500	3,015,205
Bob's Discount Furniture Inc	402,800	4,732,900
Dick's Sporting Goods Inc	78,100	15,486,449
Floor & Decor Holdings Inc Class A (b)	222,100	11,282,680
Home Depot Inc/The	203,334	66,874,519
Lithia Motors Inc	44,800	11,187,456
Lowe's Cos Inc	555,761	131,315,209
Ross Stores Inc	328,200	71,097,966
Valvoline Inc (b)(c)	192,000	6,466,560
		321,458,944
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	690,310	36,462,174
PVH Corp	199,921	13,946,489
		50,408,663
TOTAL CONSUMER DISCRETIONARY		1,926,789,407
Consumer Staples - 4.9%
Beverages - 1.5%
Boston Beer Co Inc/The Class A (b)	43,000	9,907,200
Brown-Forman Corp Class B	70,000	1,850,800
Coca-Cola Co/The	1,909,491	145,216,791
Constellation Brands Inc Class A	159,966	23,994,900
Keurig Dr Pepper Inc	2,612,201	68,779,252
Monster Beverage Corp (b)	145,156	10,518,004
PepsiCo Inc	206,400	32,051,856
Primo Brands Corp Class A	219,300	4,129,419
		296,448,222
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	645,000	10,990,800
BJ's Wholesale Club Holdings Inc (b)	297,500	29,279,950
Costco Wholesale Corp	111,300	110,902,659
Dollar Tree Inc (b)	59,600	6,526,796
Kroger Co/The	288,000	20,839,680
Target Corp	350,055	42,426,666
US Foods Holding Corp (b)	119,700	11,037,537
Walmart Inc	861,500	107,067,220
		339,071,308
Food Products - 0.5%
Bunge Global SA	173,500	22,069,200
Freshpet Inc (b)	87,500	5,159,000
JM Smucker Co	127,900	12,334,676
Lamb Weston Holdings Inc	117,600	4,969,776
Mondelez International Inc	845,312	48,723,784
		93,256,436
Household Products - 0.7%
Energizer Holdings Inc	1,425,301	23,403,442
Kimberly-Clark Corp	80,200	7,736,894
Procter & Gamble Co/The	802,693	115,940,977
		147,081,313
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	152,500	10,944,925
Kenvue Inc	3,059,512	52,745,987
		63,690,912
Tobacco - 0.3%
Philip Morris International Inc	385,853	63,796,935
TOTAL CONSUMER STAPLES		1,003,345,126
Energy - 3.3%
Energy Equipment & Services - 0.1%
SLB Ltd	447,200	22,981,608
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp	355,306	73,512,811
ConocoPhillips	717,400	94,696,800
Excelerate Energy Inc Class A	24,732	826,543
Exxon Mobil Corp	1,943,438	329,723,692
Murphy Oil Corp	98,400	4,059,000
Phillips 66	200,000	36,436,000
Shell PLC ADR	482,700	44,891,100
Sunoco LP	95,700	6,217,629
Valero Energy Corp	217,386	53,711,733
		644,075,308
TOTAL ENERGY		667,056,916
Financials - 11.8%
Banks - 3.7%
Bank of America Corp	4,524,014	220,545,683
BOK Financial Corp	102,000	13,062,120
Citigroup Inc	736,700	83,549,147
JPMorgan Chase & Co	278,244	81,848,255
KeyCorp	1,153,041	23,118,472
M&T Bank Corp	151,070	31,229,190
Truist Financial Corp	952,400	43,781,828
UMB Financial Corp	148,000	16,692,920
US Bancorp	947,336	49,270,945
Wells Fargo & Co	2,221,587	176,860,541
Wintrust Financial Corp	54,800	7,613,912
		747,573,013
Capital Markets - 3.0%
Blackrock Inc	74,900	72,032,079
Blue Owl Capital Inc Class A	1,709,000	15,603,170
Carlyle Group Inc/The	396,200	19,172,118
Charles Schwab Corp/The	1,117,700	105,041,446
Evercore Inc Class A	71,400	21,313,614
Intercontinental Exchange Inc	345,800	54,387,424
KKR & Co Inc Class A	1,014,300	93,822,750
MarketAxess Holdings Inc	133,747	22,065,580
Moody's Corp	99,000	43,188,750
Nasdaq Inc	439,200	37,283,688
Northern Trust Corp	159,100	22,205,587
Raymond James Financial Inc	235,100	34,040,129
State Street Corp	329,200	41,663,552
StepStone Group Inc rights 12/31/2038 (b)(f)	18,125	1,205,494
Virtu Financial Inc Class A	653,764	28,752,541
		611,777,922
Consumer Finance - 0.3%
Capital One Financial Corp	331,000	60,384,330
SLM Corp	443,187	9,488,634
		69,872,964
Financial Services - 2.9%
Apollo Global Management Inc	499,240	55,625,321
Berkshire Hathaway Inc Class A (b)	52	37,343,280
Berkshire Hathaway Inc Class B (b)	138,298	66,272,402
Corpay Inc (b)	121,900	35,471,681
Mastercard Inc Class A	747,044	373,268,005
Voya Financial Inc	282,000	19,266,239
		587,246,928
Insurance - 1.9%
American Financial Group Inc/OH	235,500	30,075,705
Arthur J Gallagher & Co	309,331	66,994,908
Baldwin Insurance Group Inc/The Class A (b)	1,083,300	23,767,602
Brown & Brown Inc	746,300	48,666,223
Chubb Ltd	354,052	115,396,168
Hartford Insurance Group Inc/The	254,447	34,408,868
Reinsurance Group of America Inc	229,999	46,956,596
Unum Group	176,481	12,888,407
		379,154,477
TOTAL FINANCIALS		2,395,625,304
Health Care - 8.6%
Biotechnology - 2.6%
AbbVie Inc	440,000	95,695,600
Alnylam Pharmaceuticals Inc (b)	80,000	26,469,600
Caris Life Sciences Inc (b)	1,200,000	21,456,000
Centessa Pharmaceuticals PLC ADR (b)	520,000	20,654,400
CG oncology Inc (b)	128,000	8,663,040
Cogent Biosciences Inc (b)	740,000	28,482,600
Cytokinetics Inc (b)	156,000	10,281,960
CytomX Therapeutics Inc (b)	1,000,000	4,700,000
Disc Medicine Inc (b)	190,000	12,148,600
Gilead Sciences Inc	560,000	78,047,200
Insmed Inc (b)	118,000	19,295,360
Kiniksa Pharmaceuticals International Plc Class A (b)	285,000	13,722,750
Kymera Therapeutics Inc (b)	145,000	12,077,050
Legend Biotech Corp ADR (b)	850,000	15,376,500
Mineralys Therapeutics Inc (b)	300,000	8,127,000
Moderna Inc (b)	500,000	25,400,000
Nuvalent Inc Class A (b)	175,000	17,928,750
Olema Pharmaceuticals Inc (b)	500,000	7,455,000
Praxis Precision Medicines Inc (b)	36,000	11,598,840
Scholar Rock Holding Corp (b)	72,439	3,561,101
Soleno Therapeutics Inc (b)	154,000	5,155,920
Vaxcyte Inc (b)	328,000	19,060,080
Veracyte Inc (b)	460,000	14,816,600
Viking Therapeutics Inc (b)	165,000	5,369,100
Viridian Therapeutics Inc (b)	680,000	13,300,800
Zenas Biopharma Inc (d)	311,842	6,096,511
Zenas Biopharma Inc (b)	100,000	1,955,000
		506,895,362
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (b)	1,715,000	107,616,250
Edwards Lifesciences Corp (b)	550,000	44,044,000
Insulet Corp (b)	86,000	18,046,240
Intuitive Surgical Inc (b)	46,500	21,436,035
Kestra Medical Technologies Ltd (b)	280,000	5,580,400
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(f)	4,627	50,527
Medline Inc Class A	400,000	17,800,000
Saluda Medical Inc (d)(e)	41,267	233,472
Stryker Corp	46,500	15,279,435
		230,086,359
Health Care Providers & Services - 1.2%
Alignment Healthcare Inc (b)	710,000	12,510,200
BrightSpring Health Services Inc (b)	700,000	29,827,000
Cencora Inc	185,000	58,115,900
Cigna Group/The	42,800	11,416,900
CVS Health Corp	370,000	26,573,400
Guardant Health Inc (b)	100,000	9,237,000
LifeStance Health Group Inc (b)	1,680,000	10,701,600
McKesson Corp	34,000	29,422,240
Molina Healthcare Inc (b)	25,000	3,332,500
Privia Health Group Inc (b)	680,000	13,987,600
UnitedHealth Group Inc	128,000	34,635,520
		239,759,860
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	54,000	9,485,640
Waystar Holding Corp (b)	670,000	16,153,700
		25,639,340
Life Sciences Tools & Services - 1.3%
10X Genomics Inc Class A (b)	670,000	14,224,100
Bio-Techne Corp	310,000	16,200,600
Danaher Corp	776,000	147,129,600
IQVIA Holdings Inc (b)	16,000	2,728,640
Repligen Corp (b)	135,000	15,905,700
Thermo Fisher Scientific Inc	100,000	49,153,000
West Pharmaceutical Services Inc	75,000	18,798,000
		264,139,640
Pharmaceuticals - 2.3%
Amylyx Pharmaceuticals Inc (b)	380,000	5,282,000
Axsome Therapeutics Inc (b)	67,000	11,324,340
Crinetics Pharmaceuticals Inc (b)	404,794	14,702,118
Eli Lilly & Co	189,500	174,296,415
Johnson & Johnson	635,000	155,219,400
Merck & Co Inc	540,000	64,956,600
Roche Holding AG	50,000	19,954,542
Royalty Pharma PLC Class A	520,000	24,944,400
Structure Therapeutics Inc ADR (b)	100,000	4,820,000
		475,499,815
TOTAL HEALTH CARE		1,742,020,376
Industrials - 9.1%
Aerospace & Defense - 2.9%
Boeing Co (b)	453,720	90,303,892
GE Aerospace	602,000	170,829,540
Howmet Aerospace Inc	416,700	96,032,682
Lockheed Martin Corp	122,900	74,279,531
Northrop Grumman Corp	76,700	52,327,808
RTX Corp	182,600	35,223,540
Space Exploration Technologies Corp (b)(d)(f)	12,686	6,680,321
TransDigm Group Inc	41,600	48,212,736
		573,890,050
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	35,300	5,862,271
FedEx Corp	68,900	24,540,802
		30,403,073
Building Products - 0.6%
Trane Technologies PLC	311,610	129,860,351
Commercial Services & Supplies - 0.3%
Cintas Corp	186,800	31,595,352
Republic Services Inc	162,100	35,503,142
		67,098,494
Construction & Engineering - 0.3%
MasTec Inc (b)	13,400	4,311,316
Quanta Services Inc	97,300	53,419,646
		57,730,962
Electrical Equipment - 1.3%
AMETEK Inc	328,432	70,402,684
Eaton Corp PLC	167,500	59,909,725
GE Vernova Inc	152,650	133,248,185
Nextpower Inc Class A (b)	61,300	7,389,715
		270,950,309
Ground Transportation - 0.7%
CSX Corp	806,978	33,126,447
Old Dominion Freight Line Inc	200,166	39,112,436
Uber Technologies Inc (b)	653,300	46,991,869
Union Pacific Corp	87,200	21,156,464
		140,387,216
Machinery - 2.6%
Caterpillar Inc	175,800	124,547,268
Cummins Inc	147,500	79,357,950
Dover Corp	172,900	36,041,005
Ingersoll Rand Inc	385,500	30,886,260
PACCAR Inc	505,600	58,396,800
Parker-Hannifin Corp	149,800	134,106,952
Westinghouse Air Brake Technologies Corp	173,000	43,234,430
		506,570,665
Professional Services - 0.1%
TransUnion	376,800	26,070,792
Trading Companies & Distributors - 0.2%
Fastenal Co	492,700	22,861,280
United Rentals Inc	22,100	16,101,176
		38,962,456
TOTAL INDUSTRIALS		1,841,924,368
Information Technology - 28.7%
Communications Equipment - 1.9%
Arista Networks Inc (b)	1,293,485	158,814,089
Cisco Systems Inc	1,476,616	114,570,635
Lumentum Holdings Inc (b)	137,600	96,699,776
Motorola Solutions Inc	50,700	22,002,279
		392,086,779
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	506,224	63,961,402
Coherent Corp (b)	334,500	79,681,245
Corning Inc	460,900	62,668,573
		206,311,220
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices Inc (b)	98,800	20,098,884
Applied Materials Inc	67,600	23,105,004
Broadcom Inc	1,436,898	444,734,300
First Solar Inc (b)	39,200	7,732,592
Intel Corp (b)	238,400	10,520,592
KLA Corp	44,700	65,816,727
Lam Research Corp	542,500	115,910,550
MACOM Technology Solutions Holdings Inc (b)	232,200	51,564,654
Marvell Technology Inc	917,844	90,912,448
Micron Technology Inc	590,550	199,511,412
NVIDIA Corp	9,683,799	1,688,854,546
SiTime Corp (b)	65,405	22,587,617
Teradyne Inc	57,800	17,135,388
		2,758,484,714
Software - 5.5%
Cadence Design Systems Inc (b)	207,989	57,793,903
Canva Inc Class A (b)(d)(f)	2,600	3,501,654
Datadog Inc Class A (b)	597,200	70,499,460
Microsoft Corp	2,426,742	898,307,087
Oracle Corp	19,100	2,809,801
Palantir Technologies Inc Class A (b)	238,900	34,946,292
Pivotal Software Inc rights (b)(f)	2,115,467	21
Synopsys Inc (b)	149,100	59,115,168
		1,126,973,386
Technology Hardware, Storage & Peripherals - 6.6%
Apple Inc	4,838,076	1,227,855,308
Sandisk Corp/DE (b)	5,301	3,367,937
Seagate Technology Holdings PLC	290,158	113,672,298
		1,344,895,543
TOTAL INFORMATION TECHNOLOGY		5,828,751,642
Materials - 2.0%
Chemicals - 1.3%
Air Products and Chemicals Inc	78,389	22,771,221
Balchem Corp	42,800	7,253,744
CF Industries Holdings Inc	39,900	5,180,616
Corteva Inc	295,200	24,711,192
Dow Inc	335,500	13,973,575
Ecolab Inc	130,000	34,582,600
Ecovyst Inc (b)	266,500	3,427,190
Linde PLC	173,700	86,113,512
LyondellBasell Industries NV Class A1	174,300	14,041,608
Mosaic Co/The	279,700	7,132,350
Sherwin-Williams Co/The	54,100	17,341,755
Solstice Advanced Materials Inc	171,600	13,069,056
Westlake Corp	14,800	1,728,936
		251,327,355
Construction Materials - 0.2%
CRH PLC	164,600	17,302,752
James Hardie Industries PLC (b)	390,000	7,386,600
Martin Marietta Materials Inc	38,922	22,912,603
		47,601,955
Containers & Packaging - 0.1%
Packaging Corp of America	25,900	5,496,497
Smurfit Westrock PLC	358,200	14,274,270
		19,770,767
Metals & Mining - 0.4%
Freeport-McMoRan Inc	475,400	27,944,012
Newmont Corp	360,600	39,034,950
Nucor Corp	132,000	22,321,200
		89,300,162
TOTAL MATERIALS		408,000,239
Real Estate - 1.9%
Health Care REITs - 0.3%
Ventas Inc	783,600	64,082,808
Welltower Inc	13,900	2,748,169
		66,830,977
Industrial REITs - 0.2%
Prologis Inc	292,071	38,605,945
Terreno Realty Corp	118,700	7,290,554
		45,896,499
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	897,600	6,561,455
CoStar Group Inc (b)	184,100	7,426,594
Jones Lang LaSalle Inc (b)	64,920	19,756,454
		33,744,503
Residential REITs - 0.2%
Camden Property Trust	338,683	33,075,782
Invitation Homes Inc	299,500	7,442,575
		40,518,357
Retail REITs - 0.3%
Acadia Realty Trust	771,700	14,754,904
Federal Realty Investment Trust	6,900	732,849
Macerich Co/The	990,500	18,720,450
NNN REIT Inc	293,500	12,335,805
Tanger Inc	170,500	5,793,590
		52,337,598
Specialized REITs - 0.8%
American Tower Corp	293,100	50,583,198
Equinix Inc	55,950	54,844,428
Extra Space Storage Inc	195,300	25,609,689
Four Corners Property Trust Inc	23,900	565,235
Iron Mountain Inc	185,700	18,967,398
Lamar Advertising Co Class A	23,800	3,014,508
		153,584,456
TOTAL REAL ESTATE		392,912,390
Utilities - 2.4%
Electric Utilities - 1.9%
Alliant Energy Corp	140,000	10,046,400
American Electric Power Co Inc	182,500	23,922,100
Constellation Energy Corp	143,871	40,175,977
Duke Energy Corp	248,800	32,577,872
Entergy Corp	259,792	29,190,229
Evergy Inc	202,400	16,580,608
Exelon Corp	532,100	26,083,542
NextEra Energy Inc	853,417	79,265,372
NRG Energy Inc	224,388	32,792,062
PG&E Corp	1,147,206	20,156,409
PPL Corp	467,000	17,839,400
Southern Co/The	137,546	13,275,940
Xcel Energy Inc	316,700	25,158,648
		367,064,559
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	173,878	26,139,080
Multi-Utilities - 0.4%
Ameren Corp	184,700	20,302,224
CenterPoint Energy Inc	475,300	20,513,948
NiSource Inc	351,002	16,377,753
Sempra	329,606	32,027,815
		89,221,740
TOTAL UTILITIES		482,425,379
TOTAL UNITED STATES		18,787,267,484
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	200,480	4,793,304
TOTAL COMMON STOCKS (Cost $12,392,003,993)		19,966,982,429

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(f) (Cost $389,266)	304,661	398,101

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(f)	361,330	2,157,140
UNITED STATES - 0.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(f)	21,928	3,603,209
Waymo LLC Series D-2 (d)(f)	24,100	3,960,112
TOTAL CONSUMER DISCRETIONARY		7,563,321
Health Care - 0.1%
Biotechnology - 0.1%
Asimov Inc Series B (b)(d)(f)	35,044	870,143
Cleerly Inc Series C (b)(d)(f)	411,426	4,970,027
Element Biosciences Inc Series C (b)(d)(f)	195,016	2,147,126
ElevateBio LLC Series C (b)(d)(f)	626,000	1,151,840
		9,139,136
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (b)(d)(f)	92,546	2,841,162
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(f)(i)	141,317	503,089
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(d)(f)	67,586	1,814,684
Aledade Inc Series E1 (b)(d)(f)	14,822	397,971
Wugen Inc Series B (b)(d)(f)	155,150	240,482
		2,453,137
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(f)	1,112,588	812,189
Galvanize Therapeutics Series C-1 (d)(f)	2,429,058	1,093,076
		1,905,265
TOTAL HEALTH CARE		16,841,789
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (d)(f)	3,600	320,472
Software - 0.3%
Anthropic PBC Series F (d)(f)	28,600	7,411,404
Anthropic PBC Series G (d)(f)	87,700	22,726,578
Databricks Inc Series L (d)(f)	5,400	891,540
OpenAI Group Pbc Series A-2 (d)(f)	8,784	6,040,669
OpenAI Group Pbc Series A-3 (d)(f)	931	640,239
OpenAI Group Pbc Series C (d)(f)	1,600	1,100,299
World Labs Technologies Inc Series C (d)(f)	16,100	5,073,432
World Labs Technologies Inc Series C PRIME (d)(f)	18,944	6,396,631
		50,280,792
TOTAL INFORMATION TECHNOLOGY		50,601,264
Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (d)(f)	356,485	1,183,530
TOTAL UNITED STATES		76,189,904
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $85,855,724)		78,347,044

U.S. Treasury Obligations - 0.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (Cost $9,979,024)	3.54 to 3.56	9,980,000	9,978,994

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	34,582,242	34,589,158
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	69,593,241	69,600,201
TOTAL MONEY MARKET FUNDS (Cost $104,189,359)			104,189,359

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $12,592,417,366)	20,159,895,927
NET OTHER ASSETS (LIABILITIES) - 0.9%	173,692,927
NET ASSETS - 100.0%	20,333,588,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	550	6/2026	180,695,625	(6,423)

The notional amount of long futures as a percentage of Net Assets is 0.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,777,772 or 0.5% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $233,472 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Level 3 security.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,243,016 or 0.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,243,016 or 0.1% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,542,120.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	2,587,915

Aledade Inc Series E1	5/20/2022	738,349

Anthropic PBC Series F	8/18/2025	4,031,674

Anthropic PBC Series G	1/27/2026	22,726,263

Asimov Inc Series B	10/29/2021	3,247,902

Canva Inc Class A	8/19/2025 - 11/12/2025	4,279,964

Cerebras Systems Inc Series H	1/30/2026	320,456

Cleerly Inc Series C	7/8/2022	4,846,846

Databricks Inc Series L	12/18/2025	1,026,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	5,132,023

Element Biosciences Inc Series C	6/21/2021	4,008,885

ElevateBio LLC Series C	3/9/2021	2,626,070

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	389,266

Galvanize Therapeutics Series B	3/29/2022	1,926,207

Galvanize Therapeutics Series C-1	7/7/2025	1,022,663

Manus Bio Inc Series One-6	3/30/2021	3,739,275

Medical Microinstruments Inc/Italy Series C	2/16/2024	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Group Pbc Series A-2	9/30/2024	1,650,181

OpenAI Group Pbc Series A-3	8/4/2025	285,799

OpenAI Group Pbc Series C	3/27/2026	1,100,299

Saluda Medical Inc	3/12/2023 - 10/30/2025	2,470,559

Space Exploration Technologies Corp	10/27/2021	2,390,802

Starling Bank Ltd	6/18/2021	8,257,037

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	4,056,252

Waymo LLC Series C2	10/18/2024	1,714,798

Waymo LLC Series D-2	2/2/2026	3,960,013

World Labs Technologies Inc Series C	2/17/2026	4,189,839

World Labs Technologies Inc Series C PRIME	2/17/2026	6,408,947

Wugen Inc Series B	7/9/2021	1,203,173

Zenas Biopharma Inc	10/8/2025	5,924,998

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	102,389,244	3,819,830,560	3,887,645,993	9,169,236	15,347	-	34,589,158	34,582,242	0.1%
Fidelity Securities Lending Cash Central Fund	23,357,094	773,231,636	726,992,536	95,922	4,007	-	69,600,201	69,593,241	0.2%
Total	125,746,338	4,593,062,196	4,614,638,529	9,265,158	19,354	-	104,189,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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